Basis of preparation of the financial statements - Annual minimum payments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	$ 2,383
Ports
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	1,086
Vessels/Ships
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	722
Pellets plants
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	218
Properties
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	183
Energy plants
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	92
Locomotives
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	55
Mining equipment
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	27
2020
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	225
2020 | Ports
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	59
2020 | Vessels/Ships
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	67
2020 | Pellets plants
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	35
2020 | Properties
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	42
2020 | Energy plants
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	7
2020 | Locomotives
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	8
2020 | Mining equipment
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	7
2021
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	213
2021 | Ports
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	59
2021 | Vessels/Ships
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	65
2021 | Pellets plants
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	31
2021 | Properties
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	37
2021 | Energy plants
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	7
2021 | Locomotives
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	8
2021 | Mining equipment
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	6
2022
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	196
2022 | Ports
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	59
2022 | Vessels/Ships
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	63
2022 | Pellets plants
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	31
2022 | Properties
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	22
2022 | Energy plants
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	7
2022 | Locomotives
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	8
2022 | Mining equipment
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	6
2023
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	168
2023 | Ports
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	58
2023 | Vessels/Ships
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	62
2023 | Pellets plants
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	11
2023 | Properties
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	18
2023 | Energy plants
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	7
2023 | Locomotives
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	8
2023 | Mining equipment
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	4
2024 and thereafter
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	1,581
2024 and thereafter | Ports
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	851
2024 and thereafter | Vessels/Ships
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	465
2024 and thereafter | Pellets plants
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	110
2024 and thereafter | Properties
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	64
2024 and thereafter | Energy plants
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	64
2024 and thereafter | Locomotives
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	23
2024 and thereafter | Mining equipment
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	$ 4